Portfolio of Investments
Columbia Solutions Conservative Portfolio, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 6.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
Canadian Government Bond
06/01/2028	2.000%	CAD	48,000	37,778
Indonesia 1.3%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	1,700,000,000	121,892
Japan 1.3%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	9,500,000	88,804
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	2,650,000	24,524
Japan Government 30-Year Bond
06/20/2049	0.400%	JPY	1,800,000	16,521
Total				129,849
South Africa 1.4%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	855,000	68,196
01/31/2030	8.000%	ZAR	1,096,000	72,968
Total				141,164
South Korea 0.8%
Korea Treasury Bond
12/10/2028	2.375%	KRW	51,000,000	46,644
06/10/2029	1.875%	KRW	34,560,000	30,385
Total				77,029
United Kingdom 0.8%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	35,000	49,901
06/07/2032	4.250%	GBP	17,000	31,168
Total				81,069
Total Foreign Government Obligations (Cost $578,968)				588,781

U.S. Treasury Obligations 9.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2026	1.375%	163,000	158,568
08/15/2027	2.250%	155,000	159,432
11/15/2027	2.250%	166,000	170,747
08/15/2028	2.875%	148,000	159,632
05/15/2029	2.375%	140,000	145,622
08/15/2029	1.625%	142,000	138,450
Total U.S. Treasury Obligations (Cost $932,803)			932,451

Money Market Funds 81.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.699%(d),(e)	7,943,521	7,942,726
Total Money Market Funds (Cost $7,942,899)		7,942,726
Total Investments in Securities (Cost: $9,454,670)		9,463,958
Other Assets & Liabilities, Net		272,451
Net Assets		9,736,409
At December 31, 2019, securities and/or cash totaling $304,527 were pledged as collateral.
Columbia Solutions Conservative Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
598,522,000 IDR	42,672 USD	Citi	01/21/2020	—	(466)
121,551,000 KRW	104,542 USD	Citi	01/21/2020	—	(647)
26,514 USD	30,706,000 KRW	Citi	01/21/2020	59	—
174,000 GBP	228,461 USD	HSBC	01/21/2020	—	(2,143)
55,187,034 JPY	505,175 USD	HSBC	01/21/2020	—	(3,253)
60,000 NOK	6,650 USD	HSBC	01/21/2020	—	(185)
1,000 NZD	657 USD	HSBC	01/21/2020	—	(16)
373,000 SEK	39,831 USD	HSBC	01/21/2020	—	(29)
26,000 SGD	19,183 USD	HSBC	01/21/2020	—	(151)
20,007 USD	2,184,000 JPY	HSBC	01/21/2020	114	—
315 USD	6,000 MXN	HSBC	01/21/2020	1	—
641 USD	6,000 SEK	HSBC	01/21/2020	1	—
1,429,000 ZAR	98,559 USD	HSBC	01/21/2020	—	(3,217)
163,000 AUD	111,585 USD	Morgan Stanley	01/21/2020	—	(2,854)
35,000 CAD	26,583 USD	Morgan Stanley	01/21/2020	—	(373)
137,000 CHF	140,007 USD	Morgan Stanley	01/21/2020	—	(1,737)
183,000 DKK	27,399 USD	Morgan Stanley	01/21/2020	—	(106)
448,000 EUR	500,801 USD	Morgan Stanley	01/21/2020	—	(2,301)
80,000 GBP	105,079 USD	Morgan Stanley	01/21/2020	—	(946)
374,000 HKD	47,975 USD	Morgan Stanley	01/21/2020	—	(11)
24,444 USD	22,000 EUR	Morgan Stanley	01/21/2020	262	—
610,000 ZAR	42,053 USD	Morgan Stanley	01/21/2020	—	(1,393)
1,106,600,000 IDR	79,015 USD	Standard Chartered	01/21/2020	—	(744)
Total				437	(20,572)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	1	03/2020	JPY	15,193,000	—	(371)
Australian 10-Year Bond	1	03/2020	AUD	142,958	—	(1,991)
MSCI EAFE Index Future	14	03/2020	USD	1,425,550	24,282	—
MSCI Emerging Markets Index	11	03/2020	USD	616,110	18,706	—
S&P 500 Index E-mini	17	03/2020	USD	2,746,435	72,335	—
S&P/TSX 60 Index	1	03/2020	CAD	202,480	55	—
U.S. Treasury 10-Year Note	4	03/2020	USD	513,688	—	(4,383)
U.S. Treasury 5-Year Note	4	03/2020	USD	474,438	—	(1,508)
U.S. Ultra Bond 10-Year Note	1	03/2020	USD	140,703	—	(1,690)
Total					115,378	(9,943)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(1)	03/2020	EUR	(133,630)	758	—
Short Term Euro-BTP	(1)	03/2020	EUR	(112,430)	—	(168)
Total					758	(168)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico	Fixed rate of 6.775%	Receives Monthly, Pays Monthly	Morgan Stanley	10/29/2029	MXN	807,000	106	—	—	106	—

2	Columbia Solutions Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2019 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	2.798	USD	1,335,510	42,080	—	—	42,080	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.453	USD	945,000	5,173	—	—	5,173	—
Total								47,253	—	—	47,253	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	7.555%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2019, the total value of these securities amounted to $81,069, which represents 0.83% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.699%
	5,780,090	10,006,333	(7,842,902)	7,943,521	(49)	35	104,328	7,942,726
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Columbia Solutions Conservative Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2019 (Unaudited)
Currency Legend  (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2019